Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity

NOTE 9 – STOCKHOLDERS’ EQUITY

Series A Preferred Stock

On April 14, 2020, the Company filed a Certificate of Designation for the Company’s Series A Preferred Stock with the Secretary of State of Nevada designating 2,500,000 shares of its authorized preferred stock as Series A Preferred Stock, par value of $0.001 per share. The Series A Preferred Stock is not entitled to receive any dividends or liquidation preference and are not convertible into shares of the Company’s common stock. The holders of the Series A Preferred Stock, in the aggregate, have voting power equal to 51% of the total votes of all of the outstanding common and preferred stock of the Company entitled to vote. Accordingly, each share of Series A Preferred Stock shall have voting rights equal to one and one-tenth (1.1) times a fraction, the numerator of which is the shares of outstanding common stock and undesignated preferred stock of the Company and the denominator of which is number of shares of outstanding Series A Preferred Stock. With respect to all matters upon which stockholders are entitled to vote or give consent, the holders of the outstanding shares of Series A Preferred Stock shall vote with the holders of the common stock and any outstanding preferred stock without regard to class, except as to those matters on which separate class voting is required by applicable law or the Company’s Articles of Incorporation.

On April 14, 2020, The Company issued 2,500,000 shares of a newly created class of preferred stock, Series A Preferred Stock to the Company’s Chief Executive Officer in a private placement transaction. The fair value of the was determined to be $465 and was recorded as stock compensation.

Common Stock

During the nine months ended September 30, 2020, the Company issued 407,408 shares of common stock in a private placement of shares at a price of $0.26 per share for total proceeds of $125.

The Company issued 3,955,747 common shares of stock to two holders of convertible notes at contracted prices. The fair value of the shares was $211 and the conversions reduced the convertible note principal due by $140.

The Company issued 1,127,522 common shares of stock to secure financing for total fair value of $105.

During the nine months ended September 30, 2020, the Company recognized beneficial conversion features totaling $1,569, as additional paid in capital for the difference between the conversion price of the convertible notes payable and the fair value as of the date of the amendments to the related convertible notes.

NOTE 10 – STOCKHOLDERS’ EQUITY

The Company’s authorized capital consists of 125,000,000 shares, of which 100,000,000 shares are designated as shares of common stock, par value $0.001 per share, and 25,000,000 shares are designated as shares of preferred stock, par value $0.001 per share. No shares of preferred stock are currently outstanding. Shares of preferred stock may be issued in one or more series, each series to be appropriately designated by a distinguishing letter or title, prior to the issuance of any shares thereof. The voting powers, designations, preferences, limitations, restrictions, relative, participating, options and other rights, and the qualifications, limitations, or restrictions thereof, of the preferred stock are to be determined by the Board of Directors before the issuance of any shares of preferred stock in such series.

Common stock issued for cash

During the year ended December 31, 2019 and the nine-month period ended December 31, 2018, the Company completed private placements of shares at prices ranging from $.10 to $0.50 per share. A total of $2,926,375 was received, including $2,090,375 in 2019 for shares issued in 2019, $530,000 in 2019 for shares subscribed, and $306,000 in 2018 for shares issued in 2019.

The Company agreed to issue a total 12,011,269 shares in the private placements, of which 6,942,750 shares were issued through December 31, 2019, and 5,068,519 shares are included in shares to be issued on the accompanying financial statements.